Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000110176 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110176 | DUNNO2738_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110176 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110176 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110176 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110176 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110176 | 46138B103 | Invesco DB Commodity Index Tracking Fund, N
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110176 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110176 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110176 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110176 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110176 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110176 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110176 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110176 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110176 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110176 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110176 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110176 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110176 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110176 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110176 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110176 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110176 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000110176 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000110176 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000110176 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110176 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110176 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110176 | InvestmentType_Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110177 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110177 | DUNNO2738_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110177 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110177 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110177 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110177 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110177 | 46138B103 | Invesco DB Commodity Index Tracking Fund, N
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110177 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110177 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110177 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110177 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110177 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110177 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110177 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110177 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110177 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110177 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110177 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000110177 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000110177 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000110177 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110177 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110177 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110177 | InvestmentType_Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110178 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110178 | DUNNO2738_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110178 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110178 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110178 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110178 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110178 | 46138B103 | Invesco DB Commodity Index Tracking Fund, N
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110178 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110178 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110178 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110178 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000110178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110178 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110178 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110178 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110178 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110178 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110178 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000110178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000110178 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000110178 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000110178 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110178 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110178 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110178 | InvestmentType_Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110179 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110179 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110179 | 46432F388 | iShares MSCI USA Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000110179 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110179 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110179 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110179 | 81369Y704 | State Street Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110179 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110179 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110179 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000110179 | Mixed Allocation042765651
Holdings [Line Items]
Percent of Total Investments	80.90%
C000110179 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	19.10%
C000110179 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110180 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110180 | 46432F388 | iShares MSCI USA Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000110180 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110180 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110180 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110180 | 81369Y704 | State Street Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110180 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110180 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110180 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000110180 | Mixed Allocation042765651
Holdings [Line Items]
Percent of Total Investments	80.90%
C000110180 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	19.10%
C000110180 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110181 | 042765651 | Arrow Valtoro ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110181 | 46432F388 | iShares MSCI USA Value Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000110181 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110181 | 464286608 | iShares MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000110181 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110181 | 81369Y704 | State Street Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000110181 | 464287861 | iShares Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000110181 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110181 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110181 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000110181 | Mixed Allocation042765651
Holdings [Line Items]
Percent of Total Investments	80.90%
C000110181 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	19.10%
C000110181 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110182 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110182 | DUNNO2790_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110182 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110182 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110182 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110182 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000110182 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000110182 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000110182 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000110183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110183 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110183 | DUNNO2790_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110183 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110183 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110183 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110183 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000110183 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000110183 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000110183 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000110184 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110184 | GLPSF1790 | Galaxy Plus Fund LLC– Dunn Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110184 | DUNNO2790_20261220_L_NOM | Galaxy Plus Commodity Call Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110184 | 042765719 | Arrow Reserve Capital Management ETF
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110184 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000110184 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110184 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000110184 | Private Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000110184 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000110184 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000110184 | InvestmentType_Options
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000110184 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%